Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2024	Apr. 01, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
(a) Fiscal Year	(b) Summary Compensation Table Total PEO (1)	(c) Compensation Actually Paid to PEO (1)(3)	(d) Average Summary Compensation Table Total for Non-PEO NEO's (2)	(e) Average Compensation Actually Paid to Non-PEO NEO's (2)(3)	(f) Total Shareholder Return (4)	(g) Peer Group Total Shareholder Return (4)	(h) Net Income (in thousands)	(i) CSM: Consolidated EBIT (in thousands) (5)
2024	$6,973,503	$7,367,614	$1,815,713	$2,369,165	$711.67	$252.73	$146,996	$198,214
2023	9,795,809	(3,068,276)	1,476,243	103,495	573.22	178.75	170,553	231,787
2022	4,479,778	17,738,024	1,419,248	3,174,953	721.99	225.49	192,450	258,338
2021	4,057,401	29,205,374	1,329,348	5,540,862	473.45	415.25	59,386	86,326
(1)	James G. Conroy was PEO for each of fiscal years 2024, 2023, 2022 and 2021.
(2)	Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of James M. Watkins, Laurie Grijalva, John Hazen and Michael A. Love for each of the years presented and Gregory V. Hackman for fiscal 2023, fiscal 2022 and fiscal 2021, as Mr. Hackman retired from the Company effective June 16, 2023.
(3)	The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends. No adjustments were made for equity awards that were granted and vested in the same fiscal year or for equity awards that failed to meet their vesting conditions, as there were no such equity awards for the fiscal years presented. The following tables reconcile CAP to the SCT Total for the PEO and the Non-PEO NEOs.

PEO SCT Total to CAP Reconciliation

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$6,973,503	$9,795,809	$4,479,778	$4,057,401
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	4,899,980	8,200,025	1,600,078	1,440,564
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	6,766,392	3,795,733	986,054	5,717,764
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	2,045,422	(6,212,364)	12,759,978	19,900,201
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	(3,517,723)	(2,247,429)	1,112,292	970,572
Compensation Actually Paid	$7,367,614	$(3,068,276)	$17,738,024	$29,205,374

Average Non-PEO NEOs SCT Total to CAP Reconciliation

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$1,815,713	$1,476,243	$1,419,248	$1,329,348
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	999,984	760,030	464,967	476,667
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	1,380,883	334,917	294,822	1,856,007
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	274,804	(530,391)	1,573,495	2,479,752
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	(102,251)	(417,244)	352,355	352,422
Compensation Actually Paid	$2,369,165	$103,495	$3,174,953	$5,540,862

(4)	Total Stockholder Return, or “TSR” and peer group TSR reflect our TSR compared to that of a peer group of similarly sized (based on EBIT, market capitalization and revenue sizes as well as total shareholder return) publicly traded companies in similar business sectors, most notably specialty retail, used by our Compensation Committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” Information regarding the peer group is set forth under “Company TSR compared to Peer Group TSR.” The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, our common stock and the peer group on the last trading day before the earliest fiscal year the peer group company is included, assuming reinvestment of dividends.
(5)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, a non-GAAP financial measure that is defined for this purpose as earnings before income taxes, excluding certain one-time selling, general and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Company Selected Measure Name	Consolidated EBIT
Named Executive Officers, Footnote
(1)	James G. Conroy was PEO for each of fiscal years 2024, 2023, 2022 and 2021.
(2)	Non-PEO NEOs whose average compensation is reflected in columns (d) and (e) consist of James M. Watkins, Laurie Grijalva, John Hazen and Michael A. Love for each of the years presented and Gregory V. Hackman for fiscal 2023, fiscal 2022 and fiscal 2021, as Mr. Hackman retired from the Company effective June 16, 2023.

Peer Group Issuers, Footnote
(4)	Total Stockholder Return, or “TSR” and peer group TSR reflect our TSR compared to that of a peer group of similarly sized (based on EBIT, market capitalization and revenue sizes as well as total shareholder return) publicly traded companies in similar business sectors, most notably specialty retail, used by our Compensation Committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” Information regarding the peer group is set forth under “Company TSR compared to Peer Group TSR.” The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, our common stock and the peer group on the last trading day before the earliest fiscal year the peer group company is included, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 6,973,503	$ 9,795,809	$ 4,479,778	$ 4,057,401
PEO Actually Paid Compensation Amount	$ 7,367,614	(3,068,276)	17,738,024	29,205,374
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$6,973,503	$9,795,809	$4,479,778	$4,057,401
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	4,899,980	8,200,025	1,600,078	1,440,564
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	6,766,392	3,795,733	986,054	5,717,764
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	2,045,422	(6,212,364)	12,759,978	19,900,201
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	(3,517,723)	(2,247,429)	1,112,292	970,572
Compensation Actually Paid	$7,367,614	$(3,068,276)	$17,738,024	$29,205,374

Non-PEO NEO Average Total Compensation Amount	$ 1,815,713	1,476,243	1,419,248	1,329,348
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,369,165	103,495	3,174,953	5,540,862
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$1,815,713	$1,476,243	$1,419,248	$1,329,348
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	999,984	760,030	464,967	476,667
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	1,380,883	334,917	294,822	1,856,007
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	274,804	(530,391)	1,573,495	2,479,752
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	(102,251)	(417,244)	352,355	352,422
Compensation Actually Paid	$2,369,165	$103,495	$3,174,953	$5,540,862

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Compensation-Related Measures

The following table sets forth an unranked list of the most important measures, including CSM, used by the Company to link CAP for the PEO and each of the Non-PEO NEOs to Company performance for fiscal 2024 as described in more detail above under “Compensation Discussion and Analysis”:

	PEO	Non-PEO NEOs
	James G. Conroy	James M. Watkins	Laurie Grijalva	John Hazen	Michael A. Love
Consolidated EBIT	X	X	X	X	X
Earnings per Diluted Share	X	X	X	X	X
Revenue	X	X	X	X	X
Stock Price	X
Consolidated Merchandise Margin			X
Consolidated Exclusive Brand Sales Penetration			X	X	X

Total Shareholder Return Amount	$ 711.67	573.22	721.99	473.45
Peer Group Total Shareholder Return Amount	252.73	178.75	225.49	415.25
Net Income (Loss)	$ 146,996,000	$ 170,553,000	$ 192,450,000	$ 59,386,000
Company Selected Measure Amount	198,214,000	231,787,000	258,338,000	86,326,000
PEO Name	James G. Conroy
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated EBIT
Non-GAAP Measure Description
(5)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, a non-GAAP financial measure that is defined for this purpose as earnings before income taxes, excluding certain one-time selling, general and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Merchandise Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Consolidated Exclusive Brand Sales Penetration
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,899,980)	$ (8,200,025)	$ (1,600,078)	$ (1,440,564)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,766,392	3,795,733	986,054	5,717,764
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,045,422	(6,212,364)	12,759,978	19,900,201
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,517,723)	(2,247,429)	1,112,292	970,572
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,984)	(760,030)	(464,967)	(476,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,380,883	334,917	294,822	1,856,007
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,804	(530,391)	1,573,495	2,479,752
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (102,251)	$ (417,244)	$ 352,355	$ 352,422